Financial Instruments and Risk Management - Credit and Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Percent of gross accounts receivable over 90 days past due (less than in 2019)	1.00%	2.00%
Allowance for doubtful accounts	$ 5.0	$ 4.2